Related-Party Transactions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Disclosure Related Party Transactions Additional Information [Abstract]
Deposits from principal officers, directors, and their affiliates	$ 256	$ 91